Acquisitions - Purchase Price Allocation (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Nov. 30, 2016
Disclosure of detailed information about business combination [line items]
Goodwill	$ 23.2	$ 23.2
Karel
Disclosure of detailed information about business combination [line items]
Current assets, net of cash acquired		11.5
Property, plant and equipment and other long-term assets		1.2
Goodwill	$ 3.7	3.7	$ 3.7
Current liabilities		(1.0)
Deferred income taxes and other-long-term liabilities		(0.5)
Identifiable assets acquired (liabilities assumed)		$ 14.9